Common Stock	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Common Stock
8. Common Stock
As of December 31, 2022 and 2021, the Company’s Amended and Restated Certificate of Incorporation authorized the Company to issue 26,264,364 shares of $0.0001 par value common stock, of which 3,570,019 and 3,435,014 shares were issued and outstanding, respectively. As of December 31, 2022 and 2021, there were 252,652 and 703,092 shares which were subject to repurchase, respectively. The liability related to shares subject to repurchase totaled $0.6 million as of December 31, 2022 and 2021, of which $0.3 million and $0.4 million were recorded as other non-current
liabilities as of December 31, 2022 and 2021, respectively.
Each share of common stock entitles the holder to one vote on all matters submitted to a vote of the Company’s stockholders. Common stockholders are entitled to receive dividends, as may be declared by the Company’s board of directors, if any, subject to the preferential dividend rights of any convertible preferred stock. No dividends have been declared or paid by the Company through December 31, 2022.
In the event of any liquidation or dissolution of the Company, the holders of common stock are entitled to the remaining assets of the Company legally available for distribution after the payment of the full liquidation preference for any convertible preferred stock.
The Company had the following shares of common stock reserved for future issuance:

	As of December 31,
	2022	2021
Conversion of preferred stock	18,216,847	18,216,847
Issuance of common stock upon exercise of stock options	3,316,671	3,075,403
Options available for grant under stock plan	906,265	403,680

Total common stock reserved for future issuance	22,439,783	21,695,930